Regulatory Matters (Tables)	Nov. 18, 2019
Regulated Operations [Abstract]
Summary of Additional Virginia Power Electric Transmission Projects Approved or Applied
Additional Virginia Power electric transmission projects approved or applied for in 2019 are as follows:

Description and Location of Project	Application Date	Approval Date	Type of Line	Miles of Lines	Cost Estimate (millions)
Partial rebuild of overhead transmission lines in Alleghany County, Virginia and Covington, Virginia	August 2018	April 2019	138 kV	5	$15
Rebuild and operate between Lanexa and the Northern Neck in Virginia	June 2018	February 2019	230 kV	3	30
Rebuild and operate the Glebe substation and relocate and operate in Arlington County, Virginia and the City of Alexandria, Virginia existing overhead line underground	March 2019	Pending	230 kV	<1	125
Rebuild and operate between Valley, Virginia and Mt. Storm, West Virginia	April 2019	Pending	500 kV	65	290